Exception Level
Run Date - 10/8/2024

Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation